UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217


Form 13F File Number:  028-03661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff             Milwaukee, Wisconsin            11/09/2011
       ----------------             --------------------            ----------
         [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           44
                                         -----------

Form 13F Information Table Value Total:  $   285,005
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
ALTRIA GROUP                                COM      02209S103         285       10636 SH       Sole                 10636
ANALOG DEVICES                              COM      032654105        7901      252817 SH       Sole                252817
APPLE COMPUTER                              COM      037833100         398        1043 SH       Sole                  1043
AT&T                                        COM      00206R102         227        7967 SH       Sole                  7967
BERKSHIRE HATHAWAY A                        COM      084670108         214           2 SH       Sole                     2
COCA COLA                                   COM      191216100       18713      276988 SH       Sole                276988
CONAGRA                                     COM      205887102       12749      526380 SH       Sole                526380
DIRECTV                                     COM      25490A101       13801      326499 SH       Sole                326499
EBAY                                        COM      278642103       12332      418175 SH       Sole                418175
EMC                                         COM      268648102       15720      748947 SH       Sole                748947
EXXON MOBIL                                 COM      30231G102         219        3011 SH       Sole                  3011
FOOT LOCKER                                 COM      344849104        9566      476168 SH       Sole                476168
HEINZ                                       COM      423074103       18721      370859 SH       Sole                370859
IBM                                         COM      459200101         402        2298 SH       Sole                  2298
JOHNSON & JOHNSON                           COM      478160104         355        5573 SH       Sole                  5573
MCCORMICK                                   COM      579780206        6101      132179 SH       Sole                132179
MEDICIS                                     COM      584690309       10236      280600 SH       Sole                280600
MYLAN                                       COM      628530107       13753      809450 SH       Sole                809450
PEPSICO                                     COM      713448108         256        4143 SH       Sole                  4143
PFIZER                                      COM      717081103       16131      912361 SH       Sole                912361
PHILIP MORRIS                               COM      718172109         267        4281 SH       Sole                  4281
PROCTER & GAMBLE                            COM      742718109         268        4241 SH       Sole                  4241
SARA LEE                                    COM      803111103       17677     1081175 SH       Sole               1081175
TEXAS INSTRUMENTS                           COM      882508104       11675      438074 SH       Sole                438074
TIME WARNER                                 COM      887317303        6291      209900 SH       Sole                209900
VALEANT PHARMA                              COM      91911K102        9996      269290 SH       Sole                269290
VIACOM CL B                                 COM      92553P201       18285      471996 SH       Sole                471996
WATSON PHARMA                               COM      942683103       25359      371559 SH       Sole                371559
WEIGHT WATCHERS                             COM      948626106        9298      159625 SH       Sole                159625
XILINX                                      COM      983919101       17321      631230 SH       Sole                631230
ANNALY CAPITAL MANAGEMENT                   COM      035710409         374       22500 SH       Sole                 22500
DOMINION RESOURCES                          COM      25746U109         216        4258 SH       Sole                  4258
INVESCO INSURED MUNI INCOME                 COM      46132P108         264       17050 SH       Sole                 17050
NUVEEN INSURED ADVANTAGE MUNI               COM      67071L106         557       38700 SH       Sole                 38700
NUVEEN INSURED MUNI OPPORTUNIT              COM      670984103         224       15600 SH       Sole                 15600
NUVEEN INSURED PREMIUM MUNI                 COM      6706D8104         525       40309 SH       Sole                 40309
PROGRESS ENERGY                             COM      743263105         818       15812 SH       Sole                 15812
SOUTHERN                                    COM      842587107         753       17775 SH       Sole                 17775
WISCONSIN ENERGY                            COM      976657106         289        9231 SH       Sole                  9231
AMERICAN FDS-INCOME FUND OF AM              COM      453320103         184       11738 SH       Sole                 11738
JP MORGAN SHORT DURATION BOND               COM      4812C1330         141       12825 SH       Sole                 12825
WELLS FARGO ADVANTAGE ULTRA MU              COM      949917801          63       13091 SH       Sole                 13091
ISHARES ETF 1-3 YR TREASURY BO              COM      464287457        4326       51150 SH       Sole                 51150
SPIDER ETF S&P 500                          COM      78462F103        1754       15505 SH       Sole                 15505